Pension and similar obligations - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	86
Present value of funded obligations	$ 4,604	$ 6,791
Employee benefit net	1,523	2,256
Fair value of the plan assets	1,574
Actual return on plans assets resulting to gain (losses)	$ (927)	$ 334
Weighted average duration of the benefit benefit obligation	11 years 4 months 24 days	13 years 8 months 12 days
Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plans	$ 164	$ 147	$ 91
Fair value of the plan assets	$ 2,287
Retirement or Leaving Service Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	64
Medical Cost Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	17
Medical Cost Plans [Member] | Brazil [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 115
Other Long Term Employee Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	5
Active Employees [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 1,100
Deferred [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	900
Members in Retirement [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	3,200
Funded Defined Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	182
Unfunded Defined Benefit Plans And Post Retirement Medical Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	$ 69